SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Leases
Operating leases	$ 458,768	$ 593,389	$ 428,075
Total lease assets	458,768	593,389	428,075
Operating leases	78,266	134,578	373,398
Operating leases	413,587	461,515	77,810
Total lease liabilities	$ 491,853	$ 596,093	$ 451,208